ACCOUNT RECEIVABLES	9 Months Ended
Sep. 30, 2020
ACCOUNT RECEIVABLES
NOTE 7 - ACCOUNT RECEIVABLES

As of September 30, 2020, account receivables consist of the following:

	September 30, 2020	December 31, 2019
Account Receivables	$550,902	-
Account Receivables- Related party	480,018	-
	1,030,920	-

Account receivables-Third parties is related to the services fee receivable from a third party customer.

Amount receivables- Related party is the amount receivable from a PRC related company, which was owned by a shareholder of the company.